Dividends	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Dividends
17    Dividends

	Year ended 30 June 2020		Year ended 30 June 2019		Year ended 30 June 2018
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period (1)
Prior year final dividend	78	3,946	63	3,356	43	2,291
Interim dividend	65	3,288	55	2,788	55	2,930
Special dividend	–	–	102	5,158	–	–

	143	7,234	220	11,302	98	5,221

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (2019: 5.5 per cent; 2018: 5.5 per cent).
Dividends paid during the period differs from the amount of dividends paid in the Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date. An additional derivative settlement of US$322 million was made as part of the funding of the interim dividend and is disclosed in Proceeds/(settlements) of cash management related instruments in the Cash Flow Statement.
The Dual Listed Company merger terms require that ordinary shareholders of BHP Group Limited and BHP Group Plc are paid equal cash dividends on a per share basis. Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited or BHP Group Plc. Dividends determined on each ADS represent twice the dividend determined on BHP Group Limited or BHP Group Plc ordinary shares.
Dividends are determined after
period-end
and announced with the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to year-end,
on 18 August 2020, BHP Group Limited and BHP Group Plc determined a final dividend of 55 US cents per share (US$2,782 million), which will be paid on 22 September 2020 (30 June 2019: final dividend of 78 US cents per share – US$3,944 million; 30 June 2018: final dividend of 63 US cents per share – US$3,356 million).
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2020	2019	2018
	US$M	US$M	US$M
Franking credits as at 30 June	10,980	8,681	10,400
Franking credits arising from the payment of current tax	471	1,194	1,330

Total franking credits available (1)	11,451	9,875	11,730

(1)	The payment of the final 2020 dividend determined after 30 June 2020 will reduce the franking account balance by US$694 million.